Schedule of investments
Delaware Ivy Core Bond Fund
June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.25%
Freddie Mac REMICs Series 2557 HL 5.30% 1/15/33	16,429	$ 16,224
Freddie Mac Whole Loan Securities Trust
Series 2015-SC01 1A 3.50% 5/25/45	535,747	465,668
Series 2016-SC02 1A 3.00% 10/25/46	167,481	144,530

GNMA Series 2005-23 IO6/17/45 =, •	56,074	0
Vendee Mortgage Trust
6.271% 2/15/25 •	1,004	1,000
7.792% 2/15/25	29	29
Total Agency Collateralized Mortgage Obligations (cost $736,373)		627,451

Agency Mortgage-Backed Securities — 30.29%
Fannie Mae 2.50% 11/1/27	115,787	111,365
Fannie Mae S.F. 15 yr
2.00% 3/1/37	1,830,038	1,620,121
2.50% 8/1/36	1,538,791	1,391,870
4.50% 4/1/25	2,861	2,838
5.50% 10/1/38	1,138,932	1,141,396
Fannie Mae S.F. 20 yr
4.00% 8/1/42	507,007	471,772
4.00% 9/1/42	2,402,569	2,240,579
Fannie Mae S.F. 30 yr
2.00% 3/1/51	6,897,071	5,417,669
2.00% 9/1/51	375,922	295,109
2.50% 2/1/52	2,839,605	2,347,785
3.00% 9/1/42	629,890	557,086
3.00% 5/1/43	876,476	772,970
3.00% 1/1/46	455,201	393,484
3.00% 6/1/52	774,905	664,640
3.50% 1/1/48	412,430	373,826
3.50% 6/1/52	8,630,983	7,644,689
3.50% 9/1/52	863,247	771,513
4.00% 2/1/47	110,021	103,050
4.00% 9/1/52	2,699,432	2,472,951
4.50% 1/1/50	870,260	844,429
4.50% 10/1/52	773,099	729,892
5.00% 7/1/47	4,903,109	4,848,390
5.50% 8/1/52	536,381	530,180
6.00% 1/1/42	487,605	498,516
6.00% 9/1/53	2,057,296	2,063,631
7.50% 5/1/31	3,868	3,842
Freddie Mac S.F. 20 yr
2.00% 5/1/42	1,694,397	1,416,233
2.00% 8/1/42	991,726	837,053
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 20 yr
2.50% 2/1/42	2,047,131	$ 1,765,984
2.50% 3/1/42	222,474	191,769
3.00% 3/1/37	1,598,333	1,464,595
5.00% 5/1/29	7,865	7,779
Freddie Mac S.F. 30 yr
2.50% 11/1/51	2,840,000	2,366,091
2.50% 2/1/52	3,885,059	3,208,783
3.00% 8/1/42	407,550	360,699
3.00% 1/1/43	498,678	439,792
3.00% 12/1/46	220,018	191,987
3.00% 1/1/47	588,309	513,356
3.00% 7/1/50	1,045,721	907,269
3.00% 8/1/52	1,333,706	1,148,632
4.00% 8/1/52	1,247,107	1,148,887
4.00% 9/1/52	1,037,479	957,769
4.50% 7/1/52	4,011,988	3,789,942
4.50% 9/1/52	4,688,818	4,426,770
5.00% 9/1/34	178	176
5.00% 9/1/52	301,457	293,752
5.50% 9/1/52	3,302,390	3,324,498
5.50% 3/1/53	1,004,487	998,707
5.50% 9/1/53	1,640,332	1,632,205

GNMA I 6.25% 7/15/24	196	196
GNMA I S.F. 30 yr
3.00% 3/15/45	756,160	663,902
4.00% 1/15/41	149,347	141,333
4.00% 10/15/41	87,449	82,247
4.50% 6/15/40	108,344	105,257
5.00% 12/15/35	60,549	59,447
5.50% 10/15/42	747,507	761,059
GNMA II
3.25% 11/20/35	291,789	272,932
4.00% 8/20/31	197,622	191,595
4.00% 6/20/36	327,298	306,608
GNMA II S.F. 30 yr
3.00% 12/20/51	1,317,314	1,148,570
4.00% 12/20/40	162,842	153,511
4.00% 12/20/44	114,421	108,460
5.50% 6/20/49	1,366,583	1,374,375
Total Agency Mortgage-Backed Securities (cost $78,268,943)		75,075,813

Collateralized Debt Obligations — 3.76%
Ares LXIV CLO Series 2022-64A A1 144A 6.769% (TSFR03M + 1.44%, Floor 1.44%) 4/15/35 #, •	3,000,000	3,008,133
NQ- IV018 [0624] 0824 (3775129)    1

Schedule of investments
Delaware Ivy Core Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
BlueMountain CLO XXX Series 2020-30A AR 144A 6.699% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	3,300,000	$ 3,300,261
CIFC Funding Series 2022-3A A 144A 6.735% (TSFR03M + 1.41%, Floor 1.41%) 4/21/35 #, •	3,000,000	3,005,769
Total Collateralized Debt Obligations (cost $9,094,694)		9,314,163

Corporate Bonds — 36.96%
Banking — 8.27%
Banco Santander 5.588% 8/8/28	400,000	403,842
Bank of America
2.482% 9/21/36 μ	660,000	526,693
5.468% 1/23/35 μ	250,000	249,839
5.819% 9/15/29 μ	513,000	523,836
6.204% 11/10/28 μ	970,000	999,263

Bank of Montreal 7.70% 5/26/84 μ	405,000	414,676
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	995,000	979,941
Barclays 6.224% 5/9/34 μ	289,000	296,301
BBVA Bancomer 144A 5.875% 9/13/34 #, μ	1,000,000	927,815
Citibank 5.488% 12/4/26	645,000	648,755
Citizens Bank 6.064% 10/24/25 μ	900,000	899,585
Credit Agricole 144A 6.316% 10/3/29 #, μ	600,000	616,473
Deutsche Bank
6.72% 1/18/29 μ	530,000	547,156
6.819% 11/20/29 μ	370,000	384,922
7.146% 7/13/27 μ	345,000	353,470

Fifth Third Bank 5.852% 10/27/25 μ	665,000	664,476
Goldman Sachs Group
5.727% 4/25/30 μ	220,000	223,956
5.851% 4/25/35 μ	255,000	261,306
6.484% 10/24/29 μ	960,000	1,002,471

Huntington Bancshares 6.208% 8/21/29 μ	640,000	653,609
ING Groep 6.083% 9/11/27 μ	245,000	247,829
JPMorgan Chase & Co.
5.012% 1/23/30 μ	360,000	357,311
5.571% 4/22/28 μ	335,000	337,785
5.766% 4/22/35 μ	345,000	354,105
6.254% 10/23/34 μ	207,000	219,660

KeyBank 4.15% 8/8/25	624,000	612,079
Lloyds Banking Group 5.721% 6/5/30 μ	200,000	201,709
Morgan Stanley
5.831% 4/19/35 μ	365,000	374,291
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
6.296% 10/18/28 μ	450,000	$ 464,449
6.407% 11/1/29 μ	378,000	394,490
6.627% 11/1/34 μ	370,000	399,761

PNC Financial Services Group 6.875% 10/20/34 μ	640,000	697,837
Popular 7.25% 3/13/28	325,000	334,040
SVB Financial Group 4.57% 4/29/33 ‡	1,127,000	677,992
Truist Financial 4.95% 9/1/25 μ, ψ	1,505,000	1,477,949
UBS Group 144A 5.699% 2/8/35 #, μ	200,000	199,877
US Bancorp
2.491% 11/3/36 μ	1,415,000	1,114,490
5.384% 1/23/30 μ	140,000	140,403
5.678% 1/23/35 μ	310,000	311,311
		20,495,753
Basic Industry — 1.31%
Freeport-McMoRan 5.45% 3/15/43	170,000	161,594
LYB International Finance III
3.625% 4/1/51	330,000	227,166
5.50% 3/1/34	580,000	574,110

Methanex 5.25% 12/15/29	1,645,000	1,588,169
Novelis 144A 4.75% 1/30/30 #	745,000	691,863
		3,242,902
Brokerage — 0.57%
Jefferies Financial Group
5.875% 7/21/28	474,000	478,928
6.05% 3/12/25	405,000	404,773
6.50% 1/20/43	505,000	529,772
		1,413,473
Capital Goods — 2.05%
Amphenol
2.20% 9/15/31	135,000	110,885
5.05% 4/5/27	175,000	174,906
5.25% 4/5/34	30,000	29,917

Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	1,330,000	1,170,053
Boeing 2.196% 2/4/26	815,000	766,381
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	700,000	714,869
Northrop Grumman 5.20% 6/1/54	560,000	524,784
Standard Industries 144A 3.375% 1/15/31 #	1,150,000	970,163
United Rentals North America 3.875% 2/15/31	705,000	629,608
		5,091,566

2    NQ- IV018 [0624] 0824 (3775129)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications — 4.11%
American Tower
2.30% 9/15/31	1,220,000	$ 995,870
5.20% 2/15/29	260,000	259,197
5.45% 2/15/34	225,000	223,127

AT&T	778,000	524,957
CCO Holdings 144A 4.25% 1/15/34 #	2,000,000	1,519,755
Cellnex Finance 144A 3.875% 7/7/41 #	350,000	276,714
Charter Communications Operating 3.85% 4/1/61	1,360,000	794,969
Connect Finco 144A 6.75% 10/1/26 #	638,000	616,315
Directv Financing 144A 5.875% 8/15/27 #	800,000	753,137
Frontier Communications Holdings 144A 5.00% 5/1/28 #	800,000	754,496
Rogers Communications
5.00% 2/15/29	500,000	493,938
5.30% 2/15/34	555,000	544,799

Sprint Capital 6.875% 11/15/28	750,000	795,617
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	750,000	622,182
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	1,215,000	1,010,190
		10,185,263
Consumer Cyclical — 1.95%
Alsea 144A 7.75% 12/14/26 #	500,000	504,707
Aptiv 3.10% 12/1/51	1,950,000	1,191,921
Carnival 144A 4.00% 8/1/28 #	665,000	624,929
Ford Motor Credit
5.80% 3/5/27	405,000	405,172
5.80% 3/8/29	275,000	274,164
6.125% 3/8/34	200,000	197,961
6.798% 11/7/28	200,000	206,732
General Motors
5.40% 4/1/48	360,000	322,375
5.95% 4/1/49	120,000	116,548
General Motors Financial
5.60% 6/18/31	110,000	109,215
5.95% 4/4/34	145,000	145,181
Home Depot
4.85% 6/25/31	85,000	84,357
4.875% 6/25/27	100,000	99,824
4.95% 6/25/34	260,000	257,390
Hyundai Capital America
144A 5.275% 6/24/27 #	145,000	144,407
144A 5.40% 6/24/31 #	155,000	153,750
		4,838,633
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical — 3.76%
AbbVie
4.95% 3/15/31	835,000	$ 833,106
5.35% 3/15/44	190,000	187,951

Cardinal Health 5.125% 2/15/29	685,000	683,527
Central American Bottling 144A 5.25% 4/27/29 #	500,000	465,528
DaVita
144A 3.75% 2/15/31 #	315,000	269,002
144A 4.625% 6/1/30 #	570,000	515,547
HCA
3.50% 7/15/51	1,049,000	701,815
5.45% 4/1/31	255,000	254,888
6.00% 4/1/54	355,000	350,997
New York and Presbyterian Hospital
2.256% 8/1/40	2,445,000	1,655,669
2.606% 8/1/60	1,600,000	910,918

NYU Langone Hospitals 3.38% 7/1/55	1,455,000	1,011,942
Royalty Pharma 3.35% 9/2/51	831,000	532,607
Tenet Healthcare 4.25% 6/1/29	1,015,000	946,060
		9,319,557
Electric — 3.29%
Alfa Desarrollo 144A 4.55% 9/27/51 #	992,940	746,370
Appalachian Power 4.50% 8/1/32	755,000	698,631
Berkshire Hathaway Energy 2.85% 5/15/51	1,360,000	829,864
Constellation Energy Generation 5.75% 3/15/54	410,000	397,701
DTE Energy 5.10% 3/1/29	370,000	367,103
Fells Point Funding Trust 144A 3.046% 1/31/27 #	820,000	772,448
JSW Hydro Energy 144A 4.125% 5/18/31 #	570,000	506,813
NextEra Energy Capital Holdings 5.55% 3/15/54	440,000	421,384
Oglethorpe Power
4.50% 4/1/47	1,725,000	1,405,263
6.20% 12/1/53	100,000	102,701
PacifiCorp
5.10% 2/15/29	100,000	99,968
5.45% 2/15/34	170,000	168,001
5.80% 1/15/55	155,000	150,213

Southern California Edison 5.20% 6/1/34	375,000	366,310
Vistra 144A 7.00% 12/15/26 #, μ, ψ	535,000	530,862
Vistra Operations
144A 6.00% 4/15/34 #	145,000	145,444

NQ- IV018 [0624] 0824 (3775129)    3

Schedule of investments
Delaware Ivy Core Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Vistra Operations
144A 6.95% 10/15/33 #	430,000	$ 460,528
		8,169,604
Energy — 4.73%
BP Capital Markets 4.875% 3/22/30 μ, ψ	1,175,000	1,111,416
Cheniere Energy Partners
4.50% 10/1/29	560,000	533,830
144A 5.75% 8/15/34 #	320,000	321,475
Diamondback Energy
5.20% 4/18/27	165,000	165,084
5.40% 4/18/34	463,000	458,564
5.75% 4/18/54	190,000	184,323

El Paso Natural Gas 8.375% 6/15/32	690,000	798,696
Enbridge 5.75% 7/15/80 μ	110,000	103,970
Energean Israel Finance 144A 4.875% 3/30/26 #	1,000,000	944,900
Energy Transfer
5.95% 5/15/54	305,000	297,190
6.05% 9/1/54	330,000	325,621
6.10% 12/1/28	740,000	763,021
Eni
144A 5.50% 5/15/34 #	210,000	208,146
144A 5.95% 5/15/54 #	220,000	216,228

Enterprise Products Operating 8.385% 6/1/67 •	975,000	967,529
Geopark 144A 5.50% 1/17/27 #	500,000	454,975
Kinder Morgan 5.00% 2/1/29	145,000	143,422
NuStar Logistics 6.375% 10/1/30	1,530,000	1,556,755
Occidental Petroleum 6.125% 1/1/31	635,000	650,338
Targa Resources Partners 5.00% 1/15/28	725,000	710,604
Tennessee Gas Pipeline 8.375% 6/15/32	700,000	809,370
		11,725,457
Finance Companies — 2.25%
AerCap Ireland Capital DAC 3.00% 10/29/28	1,555,000	1,413,680
Air Lease
4.625% 10/1/28	848,000	822,651
5.10% 3/1/29	1,178,000	1,165,950
Aviation Capital Group
144A 3.50% 11/1/27 #	955,000	894,427
144A 5.375% 7/15/29 #	250,000	247,164

MAF Global Securities 7.875% 6/30/27 μ, ψ, ■	1,000,000	1,025,500
		5,569,372
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Industrials — 0.19%
Bidvest Group UK 144A 3.625% 9/23/26 #	500,000	$ 467,076
		467,076
Insurance — 1.54%
Aon 2.90% 8/23/51	2,155,000	1,316,589
Aon North America
5.30% 3/1/31	590,000	588,586
5.75% 3/1/54	95,000	92,998
Athene Holding
3.45% 5/15/52	1,040,000	665,664
3.95% 5/25/51	460,000	329,466
6.25% 4/1/54	195,000	195,296
Elevance Health
5.15% 6/15/29	100,000	100,291
5.375% 6/15/34	535,000	537,743
		3,826,633
Natural Gas — 0.36%
Engie
144A 5.25% 4/10/29 #	240,000	239,678
144A 5.625% 4/10/34 #	225,000	224,077

ENN Energy Holdings 144A 2.625% 9/17/30 #	500,000	434,848
		898,603
Real Estate Investment Trusts — 0.26%
Extra Space Storage 5.40% 2/1/34	650,000	636,669
		636,669
Technology — 1.69%
CDW 3.276% 12/1/28	1,640,000	1,491,752
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	1,660,000	1,517,715
NCR Voyix
144A 5.00% 10/1/28 #	135,000	127,580
144A 5.125% 4/15/29 #	190,000	179,104
Oracle
3.60% 4/1/50	694,000	486,165
4.65% 5/6/30	385,000	377,405
		4,179,721
Transportation — 0.63%
United Airlines 144A 4.625% 4/15/29 #	1,680,000	1,565,970
		1,565,970
Total Corporate Bonds (cost $93,088,399)		91,626,252

4    NQ- IV018 [0624] 0824 (3775129)

(Unaudited)
	Principal amount°	Value (US $)

Government Agency Obligations — 1.15%
Freeport Indonesia 144A 5.315% 4/14/32 #	1,000,000	$ 970,502
Gaci First Investment 4.875% 2/14/35 ■	486,000	459,737
Petrobras Global Finance 6.50% 7/3/33	1,000,000	996,556
Saudi Arabian Oil 144A 4.25% 4/16/39 #	500,000	435,995
Total Government Agency Obligations (cost $2,850,973)		2,862,790

Municipal Bonds — 1.65%
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	1,458,700	1,418,586
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	2,439,000	2,662,827
Total Municipal Bonds (cost $4,126,620)		4,081,413

Non-Agency Asset-Backed Securities — 9.62%
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	1,000,000	926,556
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	4,800,000	4,408,155
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	4,400,000	4,015,149

Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	700,000	699,161
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	1,200,000	1,204,410
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	250,000	249,953
GreenState Auto Receivables Trust Series 2024-1A A2 144A 5.53% 8/16/27 #	1,000,000	998,875
Home Partners of America Trust
Series 2021-1 A 144A 1.698% 9/17/41 #	3,790,982	3,186,457
Series 2021-3 B 144A 2.649% 1/17/41 #	4,699,184	4,161,984

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Progress Residential Trust Series 2021-SFR7 D 144A 2.341% 8/17/40 #	3,450,000	$ 2,980,101
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	1,000,000	1,003,956
Total Non-Agency Asset-Backed Securities (cost $26,190,961)		23,834,757

Non-Agency Collateralized Mortgage Obligations — 4.95%
Agate Bay Mortgage Trust Series 2013-1 B4 144A 3.557% 7/25/43 #, •	1,482,562	1,116,900
Bear Stearns Mortgage Securities Series 1996-6 B2 8.00% 11/25/29	11,582	3,741
CHL Mortgage Pass Through Trust Series 2004-J4 3B1 5.25% 5/25/34 ♦	14,421	13,045
Citigroup Global Markets Mortgage Securities VII Series 1997-HUD1 B2 2.663% 12/25/30 •	480,042	98,239
CSMC Trust
Series 2013-7 B4 144A 3.546% 8/25/43 #, •	1,109,380	898,424
Series 2017-HL1 A12 144A 3.50% 6/25/47 #, •	1,469,348	1,282,045
JP Morgan Mortgage Trust
Series 2004-A3 4A2 7.633% 7/25/34 •	2,656	2,546
Series 2017-4 A13 144A 3.50% 11/25/48 #, •	5,704,084	4,922,626
Series 2021-4 A5 144A 2.50% 8/25/51 #, •	6,000,000	3,923,177

MRFC Mortgage Pass Through Trust Series 1998-2 B1 6.75% 6/25/28 ♦	286	277
Structured Asset Mortgage Investments
Series 1998-2 B 6.75% 5/2/30 •	3,236	91
Series 1998-2 C 6.75% 5/2/30 •	1,469	37
Total Non-Agency Collateralized Mortgage Obligations (cost $16,209,368)		12,261,148

Non-Agency Commercial Mortgage-Backed Securities — 6.13%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M A 144A 4.325% 8/15/46 #, •	4,130,000	3,345,557

NQ- IV018 [0624] 0824 (3775129)    5

Schedule of investments
Delaware Ivy Core Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	3,000,000	$ 2,443,716
Series 2021-B25 A5 2.577% 4/15/54	5,000,000	4,070,716
GS Mortgage Securities Trust
Series 2012-BWTR C 144A 3.43% 11/5/34 #, •	1,000,000	342,178
Series 2020-GC47 A5 2.377% 5/12/53	1,128,000	958,734

JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 A5 3.723% 3/15/50	1,500,000	1,425,500
One Market Plaza Trust Series 2017-1MKT A 144A 3.614% 2/10/32 #	2,921,791	2,612,756
Total Non-Agency Commercial Mortgage-Backed Securities (cost $17,497,724)		15,199,157

Sovereign Bonds — 1.28%Δ
Colombia — 0.17%
Colombia Government International Bond 3.25% 4/22/32	550,000	422,527
		422,527
Dominican Republic — 0.28%
Dominican Republic International Bond 144A 4.875% 9/23/32 #	789,000	708,230
		708,230
Ivory Coast — 0.20%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	550,000	488,984
		488,984
Mexico — 0.23%
Mexico Government International Bond 3.50% 2/12/34	700,000	570,453
		570,453
Oman — 0.29%
Oman Government International Bond 144A 6.75% 1/17/48 #	710,000	724,490
		724,490
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Paraguay — 0.11%
Paraguay Government International Bond 144A 5.40% 3/30/50 #	300,000	$ 262,825
		262,825
Total Sovereign Bonds (cost $3,090,788)		3,177,509

US Treasury Obligations — 2.68%
US Treasury Bonds
4.25% 2/15/54	1,425,000	1,357,201
4.625% 5/15/44	1,035,000	1,033,221
US Treasury Notes
4.375% 5/15/34	1,215,000	1,215,475
4.50% 5/31/29	2,710,000	2,728,843
4.50% 5/31/31	295,000	299,840
Total US Treasury Obligations (cost $6,615,862)		6,634,580
	Number of shares
Short-Term Investments — 0.47%
Money Market Mutual Funds — 0.47%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	293,035	293,035
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	293,035	293,035
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	293,035	293,035
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	293,036	293,036
Total Short-Term Investments (cost $1,172,141)		1,172,141

Total Value of Securities—99.19% (cost $258,942,846)		245,867,174
Receivables and Other Assets Net of Liabilities—0.81%★		2,010,699
Net Assets Applicable to 27,254,191 Shares Outstanding—100.00%		$247,877,873

6    NQ- IV018 [0624] 0824 (3775129)

(Unaudited)
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $78,208,092, which represents 31.55% of the Fund’s net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Δ	Securities have been classified by country of risk.
★	Includes $441,348 cash collateral held at broker for futures contracts as of June 30, 2024.
The following futures contracts were outstanding at June 30, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
121	US Treasury Long Bonds	$14,315,813	$14,496,247	9/19/24	$(180,434)	$(121,000)
(13)	US Treasury Ultra Bonds	(1,629,469)	(1,611,356)	9/19/24	(18,113)	21,531
Total Futures Contracts			$12,884,891		$(198,547)	$(99,469)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
GS – Goldman Sachs
REMIC – Real Estate Mortgage Investment Conduit
Summary of abbreviations: (continued)
S.F. – Single Family
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year

NQ- IV018 [0624] 0824 (3775129)    7